Average Annual Total Returns{- Fidelity® Real Estate Investment Portfolio} - 07.31 Fidelity Real Estate Investment Portfolio PRO-07 - Fidelity® Real Estate Investment Portfolio	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 1 year	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 5 years	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 10 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 1 year	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 5 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 10 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	WA005 Past 1 year	WA005 Past 5 years	WA005 Past 10 years
Total	25.20%	7.44%	12.12%	22.93%	5.80%	10.92%	16.01%	5.36%	9.64%	31.49%	11.70%	13.56%	23.10%	6.39%	11.54%